General - Summary of Information for Cruise Brands (Details) (Subsequent Event)	14 Months Ended
	Jan. 22, 2014 CruiseShip Passenger
Passenger Capacity	208,302	[1]
% of Total Capacity	100.00%
Number Of Cruise Ships	101
North America Carnival Cruise Lines
Passenger Capacity	62,356	[1]
% of Total Capacity	30.00%
Number Of Cruise Ships	24
Primary Market	North America	[2]
North America Princess
Passenger Capacity	40,502	[1]
% of Total Capacity	20.00%
Number Of Cruise Ships	17
Primary Market	North America	[2]
North America Holland America Line
Passenger Capacity	23,540	[1]
% of Total Capacity	11.00%
Number Of Cruise Ships	15
Primary Market	North America	[2]
North America Brands Seabourn
Passenger Capacity	1,988	[1]
% of Total Capacity	1.00%
Number Of Cruise Ships	6
Primary Market	North America	[2]
North America Cruise Brands
Passenger Capacity	128,386	[1]
% of Total Capacity	62.00%
Number Of Cruise Ships	62
Europe, Australia & Asia (EAA) Costa
Passenger Capacity	32,136	[1]
% of Total Capacity	16.00%
Number Of Cruise Ships	14
Primary Market	Italy, France and Germany	[2]
Europe, Australia & Asia (EAA) AIDA
Passenger Capacity	18,636	[1]
% of Total Capacity	9.00%
Number Of Cruise Ships	10
Primary Market	Germany	[2]
Europe, Australia & Asia (EAA) P&O Cruises (UK)
Passenger Capacity	14,736	[1]
% of Total Capacity	7.00%
Number Of Cruise Ships	7
Primary Market	United Kingdom (“UK”)	[2]
Europe, Australia, & Asia (EAA) Cunard
Passenger Capacity	6,672	[1]
% of Total Capacity	3.00%
Number Of Cruise Ships	3
Primary Market	UK and North America	[2]
Europe, Australia & Asia (EAA) P&O Cruises Australia
Passenger Capacity	4,804	[1]
% of Total Capacity	2.00%
Number Of Cruise Ships	3
Primary Market	Australia	[2]
Europe, Australia & Asia (EAA) Ibero Cruises
Passenger Capacity	2,932	[1]
% of Total Capacity	1.00%
Number Of Cruise Ships	2
Primary Market	Spain and Argentina	[2]
EAA Cruise Brands
Passenger Capacity	79,916	[1]
% of Total Capacity	38.00%
Number Of Cruise Ships	39

[1]	In accordance with cruise industry practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
[2]	Represents the primary regions or countries where guests are sourced.